OTHER INCOME	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Other Income and Expenses [Abstract]
OTHER INCOME

18.	OTHER INCOME

Other income consisted of the following:

	June 30, 2025	June 30, 2024
Accretion expense	$-	$(42,026)
Grant Income	64,189	-
Interest earned	47,444	14,823
Interest expense	(4,976)	(71,318)
Legal claim expense	(223,089)	-
Provision for losses on related party transactions	-	(161,110)
R&D tax credits	350,529	-
	$234,097	$(259,631)

21. OTHER INCOME

Other income consisted of the following:

	2025	2024
Interest earned	$119,480	$240,293
R&D tax credits	33,933	-
Credit card reward cash back	60,000	-
	$213,413	$240,293

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)